Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares | shares	25,725,708
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 29.82
Exercisable Options, Shares | shares	22,446,095
Exercisable Options, Weighted-Average Exercise Price	$ 28.68
Exercise Prices Range $11.02-$15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	11.02
Upper range limit of Exercise Prices	$ 15.00
Outstanding Options, Shares | shares	2,664,092
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 11.20
Exercisable Options, Shares | shares	2,664,092
Exercisable Options, Weighted-Average Exercise Price	$ 11.20
Exercise Prices Range $15.01-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	15.01
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares | shares	161,218
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years
Outstanding Options, Weighted-Average Exercise Price	$ 19.58
Exercisable Options, Shares | shares	161,218
Exercisable Options, Weighted-Average Exercise Price	$ 19.58
Exercise Prices Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares | shares	2,051,039
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price	$ 23.85
Exercisable Options, Shares | shares	2,051,039
Exercisable Options, Weighted-Average Exercise Price	$ 23.85
Exercise Prices Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares | shares	5,911,183
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	5 years
Outstanding Options, Weighted-Average Exercise Price	$ 28.49
Exercisable Options, Shares | shares	5,051,861
Exercisable Options, Weighted-Average Exercise Price	$ 28.47
Exercise Prices Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares | shares	9,215,909
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	2 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 32.21
Exercisable Options, Shares | shares	8,719,854
Exercisable Options, Weighted-Average Exercise Price	$ 32.11
Exercise Prices Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares | shares	3,523,469
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	1 year 1 month 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 36.04
Exercisable Options, Shares | shares	3,523,469
Exercisable Options, Weighted-Average Exercise Price	$ 36.04
Exercise Price Range $40.01 - $44.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	40.01
Upper range limit of Exercise Prices	$ 44.32
Outstanding Options, Shares | shares	2,198,798
Outstanding Options, Weighted-Average Remaining Contractual Life (Years)	8 years 7 months 6 days
Outstanding Options, Weighted-Average Exercise Price	$ 42.32
Exercisable Options, Shares | shares	274,562
Exercisable Options, Weighted-Average Exercise Price	$ 40.32